NOTE 8 - FINANCING ARRANGEMENTS	12 Months Ended
Dec. 29, 2012
Debt Disclosure [Text Block]
NOTE 8 – FINANCING ARRANGEMENTS

Lines of Credit

The Company has a credit facility with TD Bank, N.A. that includes a revolving line of credit and an equipment line of credit.  The details are as follows:

Revolving Line of Credit

The Company’s credit facility with TD Bank, N.A. includes a revolving line of credit, which provides for borrowings up to $17,000.  The revolving line of credit is limited to an amount determined by a formula based on percentages of receivables and inventory and bears interest at a variable rate equal to the highest Prime Rate as published in the Wall Street Journal, adjusted daily (3.25% at December 29, 2012).  The revolving line of credit is payable on demand and is reviewed annually as of July 31 with renewal at the bank’s discretion.  At December 29, 2012 and December 31, 2011, the outstanding balance under this line was $9,850 and $1,419, respectively.

Equipment Line of Credit

The equipment line of credit provides advances to purchase eligible equipment up to $4,700 and bears interest at a variable rate equal to the highest Prime Rate as published in the Wall Street Journal, adjusted daily (3.25% at December 29, 2012).  Amounts advanced on the equipment line of credit will convert to a term note on July 31, 2013, unless converted earlier at the option of the Company, with monthly payments of principal and interest in an amount to amortize the then existing principal balance in 60 equal monthly payments including interest at the then Federal Home Loan Bank (“FHLB”) 5 year Current Classic Advance Rate plus 3%.  At December 29, 2012 and December 31, 2011, the outstanding balance under this line was $4,700 and $604, respectively.

The credit facility gives TD Bank, N.A. a first security interest in accounts receivable, inventory, equipment and other assets for all loans made by TD Bank N.A. to the Company and requires approval from TD Bank, N.A. prior to paying cash dividends.  As of December 29, 2012, there was $4,362 and $0 available for borrowing on the revolving line of credit and on the equipment line of credit, respectively, and the Company was in compliance with its debt covenants, including a debt service ratio, a funded debt to EBITDA ratio and a leverage ratio.

Long-term Debt

Long-term debt consists of the following:

	December 29, 2012	December 31, 2011
Mortgage TD Bank - Cheshire	$6,540	-
Mortgage TD Bank - Plainville	2,120	-
Term note TD Bank	2,352	$2,954
Mortgage TD Bank - Newington	2,400	2,473
Mortgage Farmington Savings - New Britain Ave.	1,189	1,301
Mortgage TD Bank - Spring Lane	1,175	1,246
Term note TD Bank - EBTEC	3,383	-
Mortgage TD Bank - EBTEC	883	-
Term note TD Bank	3,799	4,751
Term note TD Bank	1,228	1,663
Term note TD Bank	-	207
Equipment line of credit (reflected as term note)	4,700	-
	29,769	14,595
Less - current (1)	(5,701)	(2,450)
	$24,068	$12,145

(1)	Includes the $2,120 mortgage on the Plainville facility which is due in full upon the earlier of the sale of the facility or July 31, 2013.

On June 29, 2012 the Company purchased a manufacturing facility in Cheshire, Connecticut (“the Cheshire Facility”) partially funded by a $6,540 term loan with TD Bank. Monthly payments of interest only at the prime rate are due through July 28, 2013. Monthly payments of principal and interest are due after July 28, 2013 at an adjustable rate equal to the monthly LIBOR rate plus 3%, however, pursuant to a swap agreement with TD Bank, the Company has effectively fixed its interest rate at 4.63%, for the duration of the agreement.

Prior to the purchase of the Cheshire Facility, the Company had purchased a 181,000 square foot manufacturing facility on March 30, 2012, for $2,650 in Plainville, Connecticut. (“Plainville Facility”).  On June 1, 2012, the Company closed on a one-year mortgage with TD Bank on the Plainville Facility in the amount of $2,120.  The mortgage is payable in monthly installments of interest only beginning on July 1, 2012 and will mature on the earlier to occur of the sale of the Plainville Property or July 31, 2013.   The mortgage proceeds were used to pay down the revolving line of credit.  Subsequent to the purchase of the Plainville Facility, the Company decided to sell this property upon the acquisition of the Cheshire Facility.

The June 1, 2012 acquisition of EBTEC was funded by a $3,785 term note secured by EBTEC’s assets and a $900 mortgage, both with TD Bank.  The term loan is payable in monthly installments of principal and interest beginning on July 1, 2012 and will mature on June 30, 2017.  Interest accrues on the $3,785 term loan at a per annum fixed rate of 4.05%.  The $900 mortgage is payable in monthly installments of principal and interest beginning on July 1, 2012 and will mature on June 30, 2017.  Interest will accrue on the $900 mortgage at a per annum fixed rate of 3.86%.

The Company has a five year term note and a ten year mortgage which were used to make an acquisition in 2009, both with TD Bank, N.A.  The Company fixed the interest rates on the note and mortgage at 5.8% and 6.1%, with monthly installments of $63 and $19, respectively, through interest rate swap arrangements with TD Bank, N.A.  As of December 29, 2012, the amounts outstanding on the five-year term note and the mortgage were $2,352 and $2,400, respectively.

In addition, the Company has two mortgages secured by the Company’s real estate.  One is due in monthly installments of $16, including interest at 5.375% through February 2021.  The payment will be adjusted by the bank on March 1, 2016 and every 5 years thereafter to reflect interest at the FHLB “Classic Credit Rate” plus 2.75%.  The second is due in monthly installments of $12 including interest at 5.89% with a balloon payment due on April 1, 2014.  As of December 29, 2012, the amounts outstanding on the mortgages were $1,189 and $1,175, respectively.

The Company has two term notes with TD Bank, N.A. that were used to finance the purchase of machinery and equipment with interest rates of 4.88% and 4.52%, monthly payment amounts of  $42 and $96, and maturity dates of August 2015 and August 2016, respectively.  As of December 29, 2012, the outstanding balance of the two term notes were $3,799 and $1,228.

On July 27, 2012, State of Connecticut Bond Commission approved the State of Connecticut’s Department of Economic and Community Development request to provide a 10 year $6,565 loan to the Company.  The loan as approved will assist the Company in the acquisition of machinery and equipment for the Cheshire Facility and bear interest at the rate of 2.5%.  The Company may be eligible for loan principal forgiveness of up to $500 for creating 50 jobs or up to $1,000 for creating 100 jobs within five years.  The Company expects to close on this loan in the first or second quarter 2013.

Aggregate annual maturities of long-term debt for the five year period subsequent to December 29, 2012, are as follows:

2013	$5,701
2014	5,444
2015	3,644
2016	2,992
2017	2,629
thereafter	9,359